Shareholder Fees - Institutional - Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	Feb. 26, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none